Inventories (Tables)	9 Months Ended
Sep. 30, 2026
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consisted of the following:

	September 30, 2026	December 31, 2025
	(U.S. $ in thousands)
Finished goods	$71,584	$74,573
Work-in-process	3,759	4,125
Raw materials	67,564	66,540
	$142,907	$145,238